Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

16. Related party transactions

Related parties

(a)In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business.

(b)To further strategic partnerships, NatWest Group may seek to invest in third parties or allow third parties to hold a minority interest in a subsidiary of NatWest Group. We disclose as related parties for associates and joint ventures and where equity interests are over 10%. Ongoing business transactions with these entities are on normal commercial terms.

(c)NatWest Group recharges the NatWest Group Pension Fund with the cost of pension management services incurred by it.

(d)In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.

The nature of related party transactions in H1 2026 was similar to those disclosed in the NatWest Group plc 2025 Annual Report on Form 20-F.